Drilling rigs	12 Months Ended
Dec. 31, 2013
Drilling rigs [Abstract]
Drilling rigs
Drilling units

(In US$ millions)	December 31, 2013	December 31, 2012
Cost	3,899.0	3,551.4
Accumulated depreciation	(450.7)	(309.5)
Net book value	3,448.3	3,241.9

December 31, 2012 drilling units have been retroactively adjusted for the impact of the acquisition of the West Sirius and the West Leo.
Depreciation and amortization expense related to the drilling units was $141.2 million, $114.0 million and $79.8 million for the years ended December 31, 2013, 2012 and 2011 respectively.